FINANCIAL INSTRUMENTS - Foreign Currency Risk (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2020 $ / shares	Dec. 31, 2020 $ / shares $ / shares	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 $ / shares	Dec. 31, 2019 $ / shares $ / shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 $ / shares
Financial Instruments [Abstract]
Closing exchange rate (in CAD or AUD per USD)	0.79	0.79	0.79	0.77	0.77	0.77		0.70
Average exchange rate (in CAD or AUD per USD)	0.75	0.69		0.75	0.70
Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Total foreign currency net financial assets in US$							$ 753,744
Canada, Dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of a 10% variance of the US$ on net earnings			$ 13,648
Australia, Dollars | Currency risk
Disclosure of nature and extent of risks arising from financial instruments [line items]
Impact of a 10% variance of the US$ on net earnings			$ 39,764